Investments in equity investees	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investments in equity investees
10. Investments in equity investees

(a)	Investments in equity method investee

In July 2016, the Group entered into a joint venture agreement to establish an E-commerce joint venture with CJ O Shopping. Baozun holds 51% shares and CJ O Shopping holds 49% shares. The management considers Baozun has the controlling financial interest over Baozun CJ, and accounted for Baozun CJ as a consolidating subsidiary upon establishment.

In December 2016, pursuant to the amended Articles of Association, significant operational matters require agreement from CJ O Shopping. As such, the Group no longer has control over Baozun CJ and therefore deconsolidated the entity, and accounted for its investment in Baozun CJ using the equity method to accounting. No gain/loss was recognized upon deconsolidation. Share of loss in equity method investment of RMB1,265 and RMB2,175 was recognized for the year ended December 31, 2017 and 2018, respectively.

In January 2018, the Group invested RMB13,328 to establish an E-commerce joint venture with Beijing Pengtai Interactive Advertising Co., Ltd. (“Beijing Pengtai”) through a joint venture agreement. Baozun holds
49%
shares and Beijing Pengtai holds
51% shares.
Share of income in equity method investment of RMB
1,229 was recognized for the year ended December 31, 2018.

In July 2018, the Group entered into a joint venture agreement to establish an E-commerce joint venture with FRAG COMERCIO
International
SL (“FRAG”), each of which holds
50% shares with a total consideration of RMB500. Share of loss in equity method investment of RMB50 was recognized for the year ended December 31, 2018.

(b)	Investments in equity securities without readily determinable fair values

As of December 31, 2017 and 2018, investments
 in equity securities
without readily determinable fair value were RMB12,146 and RMB9,020, respectively. As of December 31, 2018, the Group had equity investments in four
private companies that operate in the online tool development and marketplace business and provide automobile performance solution and digital marketing solution. As of December 31, 2018, there have been no adjustments for price changes to our equity investments without readily determinable fair values.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. Based on the assessment, the Group concluded that certain investment should be fully impaired as the operations are no longer viable. The cost of RMB
7,497
and a loan to another fully impaired investee together with respective interest income of RMB1,524 have been fully impaired, results in a total impairment of RMB9,021 for the year ended
December 31, 2018. Impairment of nil and RMB6,227 was recognized for the year ended December 31, 2016 and 2017, respectively.